Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
(3) Investment Securities

(a) Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$262,063	1,055	10	263,108
State and political subdivisions	25,815	642	-	26,457
Mortgage backed securities and collateralized mortgage obligations - residential	515,322	3,982	528	518,776
Corporate bonds	26,312	336	119	26,529
Small Business Administration-guaranteed participation securities	75,674	888	-	76,562
Other	650	-	-	650
Total debt securities	905,836	6,903	657	912,082
Equity securities	10	-	-	10
Total securities available for sale	$905,846	6,903	657	912,092

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$562,588	1,171	300	563,459
State and political subdivisions	42,812	1,156	-	43,968
Mortgage backed securities and collateralized mortgage obligations - residential	202,103	2,335	415	204,023
Corporate bonds	102,248	70	5,710	96,608
Other	650	-	-	650
Total debt securities	910,401	4,732	6,425	908,708
Equity securities	10	-	-	10
Total securities available for sale	$910,411	4,732	6,425	908,718

The following table distributes the debt securities included in the available for sale portfolio as of December 31, 2012, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$13,392	13,462
Due in one year through five years	754,117	758,752
Due after five years through ten years	129,359	130,483
Due after ten years	8,968	9,385
	$905,836	912,082

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2012
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$15,491	10	-	-	15,491	10
Mortgage backed securities and collateralized mortgage obligations - residential	178,689	528	-	-	178,689	528
Corporate bonds	10,283	119	-	-	10,283	119
Total	$204,463	657	-	-	204,463	657

	December 31, 2011
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$147,881	300	-	-	147,881	300
Mortgage backed securities and collateralized mortgage obligations - residential	107,369	369	781	46	108,150	415
Corporate bonds	72,077	4,487	19,467	1,223	91,544	5,710
Total	$327,327	5,156	20,248	1,269	347,575	6,425

The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2012, 2011 and 2010 are as follows:

(dollars in thousands)	December 31,
	2012	2011	2010

Proceeds from sales	$154,944	47,296	261,374
Proceeds from calls	1,049,442	1,124,649	937,061
Gross realized gains	2,584	1,472	3,769
Gross realized losses	423	44	417

Tax expense recognized on net gains on sales of securities available for sale were approximately $750 thousand, $500 thousand, and $1.2 million for the years ended December 31, 2012, 2011, 2010 respectively.

The amount of securities available for sale that have been pledged to secure short-term borrowings and for other purposes amounted to $261.1 million and $253.5 million at December 31, 2012 and 2011, respectively.

(b) Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Mortgage backed securities and collateralized mortgage obligations - residential	$108,471	5,724	-	114,195
Corporate bonds	34,955	1,976	-	36,931
Total held to maturity	$143,426	7,700	-	151,126

	December 31, 2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$15,000	19	-	15,019
Mortgage backed securities and collateralized mortgage obligations - residential	141,857	7,727	46	149,538
Corporate bonds	59,431	834	382	59,883
Total held to maturity	$216,288	8,580	428	224,440

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2012, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$25,025	25,220
Due in one year through five years	104,948	111,781
Due in five years through ten years	13,453	14,125
	$143,426	151,126

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

There were no held to maturity securities in an unrealized loss position at December 31, 2012. Gross unrealized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position at December 31, 2011, were as follows:

	December 31, 2011
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$19,328	46	-	-	19,328	46
Corporate bonds	9,532	382	-	-	9,532	382
Total	$28,860	428	-	-	28,860	428

There were no sales or transfers of held to maturity securities during 2012 and 2011.

(c) Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2012 that represent greater than 10% of shareholders equity:

	Amortized	Fair
	Cost	Value
Small Business Administration	$75,674	76,562
Federal Home Loan Mortgage Corporation	173,337	174,609
Government National Mortgage Association	123,664	129,106
Federal National Mortgage Association	572,970	576,347

(d) Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment ("OTTI") at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model. Investment securities classified as available for sale or held-to-maturity are generally evaluated for OTTI under ASC 320 "Investments – Debt and Equity Securities."

In determining OTTI under the FASB ASC 320 model, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2012, the Company's security portfolio consisted of 237 securities, 23 of which were in an unrealized loss position, and are discussed below.

U.S. government-sponsored enterprises

In the case of unrealized losses on U.S. government-sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

Mortgage-backed securities and collateralized mortgage obligations - residential

At December 31, 2012, all of the mortgage-backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government-sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

Corporate bonds

In the case of corporate bonds, the Company exposure is primarily in bonds of firms in the financial sector. All of the corporate bonds owned continue to be rated investment grade, all are current as to the payment of interest and the Company expects to collect the full amount of the principal balance at maturity. The Company actively monitors the firms and the bonds. The Company has concluded that the decline in fair value is not attributable to credit quality and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

As a result of the above analysis, for the year ended December 31, 2012, the Company did not recognize any other-than-temporary impairment losses for credit or any other reason.